Income Taxes - Schedule of Federal Income Tax (Details) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Federal income tax benefit attributable to:
Current operations	$ 601,276	$ 1,405,416
Less: valuation allowance	(601,276)	(1,405,416)
Net provision for Federal income taxes	$ 0	$ 0